UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

March 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of the

JPMorgan Realty Income Fund (the “Fund”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933 as amended, please accept this letter as certification that the Prospectus for the Fund does not differ from the Prospectus contained in Post-Effective Amendment No. 54 (Amendment No. 56 under the Investment Company Act of 1940) filed electronically on February 28, 2017.

If you have any questions or comments, please contact me at (212) 270-6803.

Sincerely,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary